PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of Property, Plant and Equipment at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, at fair value
Beginning balance	$ 66,918	$ 59,089
Additions		540
Additions	1,500
Transfer from construction work-in-progress	6,275	3,716
Acquisitions through business combinations	40	5,759
Disposals	(7,862)	(1,488)
Transfer to assets held for sale	(5,354)	(514)
Items recognized through OCI:
Change in fair value	2,162	5,605
Foreign exchange	3,758	(3,196)
Items recognized through net income:
Change in fair value	(795)	(583)
Depreciation	(2,425)	(2,010)
Ending balance	64,217	66,918
Construction work-in-progress
Construction in progress, beginning balance	6,557	4,916
Additions(2)	6,159	3,569
Transfer to property, plant and equipment	(6,275)	(3,716)
Acquisitions through business combinations	487	1,680
Disposals	(1,265)	(94)
Transfer to assets held for sale	(228)
Items recognized through OCI:
Change in fair value	626	498
Foreign exchange	215	(158)
Items recognized through net income:
Change in fair value	(37)	(138)
Construction in progress, ending balance	6,239	6,557
Total property, plant and equipment, at fair value	70,456	73,475
Fair value changes to decommissioning assets	98
Hydroelectric
Property, plant and equipment, at fair value
Beginning balance	32,899	32,646
Additions		4
Additions	15
Transfer from construction work-in-progress	153	139
Acquisitions through business combinations	0	0
Disposals	0	(174)
Transfer to assets held for sale	(125)	0
Items recognized through OCI:
Change in fair value	1,007	3,121
Foreign exchange	2,492	(2,164)
Items recognized through net income:
Change in fair value	(9)	(47)
Depreciation	(650)	(626)
Ending balance	35,782	32,899
Construction work-in-progress
Construction in progress, beginning balance	299	300
Additions(2)	184	155
Transfer to property, plant and equipment	(153)	(139)
Acquisitions through business combinations	0	0
Disposals	0	(1)
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	12	(16)
Items recognized through net income:
Change in fair value	(1)	0
Construction in progress, ending balance	341	299
Total property, plant and equipment, at fair value	36,123	33,198
Right-of-use assets, not subject to revaluation	42	49
Land, not subject to revaluation	208	204
Wind
Property, plant and equipment, at fair value
Beginning balance	17,832	15,224
Additions		187
Additions	503
Transfer from construction work-in-progress	858	708
Acquisitions through business combinations	0	2,892
Disposals	(3,539)	(1,008)
Transfer to assets held for sale	(1,541)	(178)
Items recognized through OCI:
Change in fair value	826	1,323
Foreign exchange	622	(472)
Items recognized through net income:
Change in fair value	(154)	(9)
Depreciation	(883)	(835)
Ending balance	14,524	17,832
Construction work-in-progress
Construction in progress, beginning balance	2,107	1,617
Additions(2)	1,357	675
Transfer to property, plant and equipment	(858)	(708)
Acquisitions through business combinations	0	374
Disposals	(175)	0
Transfer to assets held for sale	(109)
Items recognized through OCI:
Change in fair value	88	237
Foreign exchange	50	(59)
Items recognized through net income:
Change in fair value	(11)	(29)
Construction in progress, ending balance	2,449	2,107
Total property, plant and equipment, at fair value	16,973	19,939
Right-of-use assets, not subject to revaluation	297	427
Land, not subject to revaluation	47	61
Solar
Property, plant and equipment, at fair value
Beginning balance	15,191	11,022
Additions		349
Additions	852
Transfer from construction work-in-progress	3,892	2,869
Acquisitions through business combinations	40	2,052
Disposals	(4,300)	(267)
Transfer to assets held for sale	(3,673)	(327)
Items recognized through OCI:
Change in fair value	50	1,059
Foreign exchange	545	(538)
Items recognized through net income:
Change in fair value	(618)	(496)
Depreciation	(762)	(532)
Ending balance	11,217	15,191
Construction work-in-progress
Construction in progress, beginning balance	3,264	2,987
Additions(2)	3,991	2,685
Transfer to property, plant and equipment	(3,892)	(2,869)
Acquisitions through business combinations	487	544
Disposals	(1,090)	(90)
Transfer to assets held for sale	(119)
Items recognized through OCI:
Change in fair value	406	193
Foreign exchange	91	(77)
Items recognized through net income:
Change in fair value	(23)	(109)
Construction in progress, ending balance	3,115	3,264
Total property, plant and equipment, at fair value	14,332	18,455
Right-of-use assets, not subject to revaluation	531	637
Land, not subject to revaluation	149	167
Other
Property, plant and equipment, at fair value
Beginning balance	996	197
Additions		0
Additions	130
Transfer from construction work-in-progress	1,372	0
Acquisitions through business combinations	0	815
Disposals	(23)	(39)
Transfer to assets held for sale	(15)	(9)
Items recognized through OCI:
Change in fair value	279	102
Foreign exchange	99	(22)
Items recognized through net income:
Change in fair value	(14)	(31)
Depreciation	(130)	(17)
Ending balance	2,694	996
Construction work-in-progress
Construction in progress, beginning balance	887	12
Additions(2)	627	54
Transfer to property, plant and equipment	(1,372)	0
Acquisitions through business combinations	0	762
Disposals	0	(3)
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	132	68
Foreign exchange	62	(6)
Items recognized through net income:
Change in fair value	(2)	0
Construction in progress, ending balance	334	887
Total property, plant and equipment, at fair value	3,028	1,883
Right-of-use assets, not subject to revaluation	0	3
Land, not subject to revaluation	$ 6	$ 2